Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments net	$ 10	$ 7	$ 12
Level 2
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments net	(1)	2
Level 3
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments net	$ 11	$ 5